Investments in Associates and Other Companies (Details) - Schedule of Investments in Associates and Other - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Investments in Associates and Other [Line Items]
Carrying value	$ 59,785	$ 55,284	$ 46,586
Profit and loss	10,436	8,763	10,310
Subtotal
Schedule of Investments in Associates and Other [Line Items]
Carrying value	56,317	51,690	44,614
Profit and loss	$ 8,421	$ 8,404	$ 10,142
Redbanc S.A.
Schedule of Investments in Associates and Other [Line Items]
Ownership interest	33.43%	33.43%	33.43%
Carrying value	$ 4,717	$ 4,168	$ 3,800
Profit and loss	$ 581	$ 255	$ 572
Transbank S.A.
Schedule of Investments in Associates and Other [Line Items]
Ownership interest	25.00%	25.00%	25.00%
Carrying value	$ 37,355	$ 32,736	$ 27,732
Profit and loss	$ 4,638	$ 5,007	$ 6,508
Centro de Compensación Automatizado S.A.
Schedule of Investments in Associates and Other [Line Items]
Ownership interest	33.33%	33.33%	33.33%
Carrying value	$ 6,785	$ 4,863	$ 5,172
Profit and loss	$ 1,875	$ 1,689	$ 1,567
Sociedad Interbancaria de Depósito de Valores S.A.
Schedule of Investments in Associates and Other [Line Items]
Ownership interest	29.29%	29.29%	29.29%
Carrying value	$ 2,907	$ 2,615	$ 1,949
Profit and loss	$ 485	$ 505	$ 442
Cámara Compensación de Pagos de Alto Valor S.A.
Schedule of Investments in Associates and Other [Line Items]
Ownership interest	13.72%	15.00%	15.00%
Carrying value	$ 1,194	$ 1,199	$ 1,110
Profit and loss	$ 133	$ 88	$ 140
Administrador Financiero del Transantiago S.A.
Schedule of Investments in Associates and Other [Line Items]
Ownership interest	20.00%	20.00%	20.00%
Carrying value	$ 1,434	$ 4,285	$ 3,169
Profit and loss	$ 557	$ 726	$ 804
Servicios de Infraestructura de Mercado OTC S.A.
Schedule of Investments in Associates and Other [Line Items]
Ownership interest	12.48%	12.48%	12.48%
Carrying value	$ 1,925	$ 1,824	$ 1,682
Profit and loss	152	134	109
Subtotal
Schedule of Investments in Associates and Other [Line Items]
Carrying value	3,468	3,594	1,972
Profit and loss	112	359	168
Stock Exchanges
Schedule of Investments in Associates and Other [Line Items]
Carrying value	3,451	3,575	1,964
Profit and loss	109	349	168
Others
Schedule of Investments in Associates and Other [Line Items]
Carrying value	17	19	8
Profit and loss	3	10	0
Result from sale of companies shares
Schedule of Investments in Associates and Other [Line Items]
Profit and loss	$ 1,903	$ 0	$ 0